Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of the Movements in Fair Value Measurements Within Level 3 (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unlisted equity shares at fair value through profit or loss [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
At January 1,	$ 80,528	$ 219,219	$ 38,681
Addition	0	21,712	20,930
Disposal	(25,539)	(45,404)	(25,289)
Transfer	4,118	1,491	143,689
Derecognition upon acquisition of subsidiaries	(66,190)	(162,747)	0
Receipt of investment return	0	(2,680)	0
Profit or loss	12,804	49,267	41,208
Exchange realignment	20	(330)	0
At December 31,	5,741	80,528	219,219
Upside participation and distribution agreement [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
At January 1,	167,388	124,404	132,080
Profit or loss	34,234	44,461	(6,947)
Gain related to disposed investment	0	486	0
Settlement	(201,411)	(1,963)	0
Exchange realignment	(211)	0	(729)
At December 31,	$ 0	$ 167,388	$ 124,404